Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Common Share

3. LOSS PER COMMON SHARE

The Company computes basic and diluted loss per share using a methodology that gives effect to the impact of outstanding participating securities (the “two-class method”). For the three months ended March 31, 2019 and 2018, there was dilution attributed to the weighted-average shares outstanding in the calculation of diluted loss per share.

	Three Months Ended March 31,
	2019	2018
	(In thousands, except share and per share data)
Numerator:
Net loss	$(9,415)	$(14,833)
Net loss attributable to Series A Preferred Stock (a)	(21)	(463)

Income attributable to common stockholders—basic and diluted	$(9,394)	$(14,370)

Denominator:
Weighted-average number of common shares used in loss per share—basic and diluted	80,484,113	27,670,118

Loss per share - basic and diluted	$(0.12)	$(0.52)

(a)	The Series A Preferred Stock participates in income and losses.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive (in common stock equivalent shares):

	Three Months Ended March 31,
	2019	2018
Unvested restricted stock and options to purchase common stock	1,803,167	3,101,143
Series A Preferred Stock unconverted	177,996	622,987
Warrants exercisable into common stock	571,025	13,633,070

3.	LOSS PER COMMON SHARE

Basic and diluted loss per common share are calculated as follows:

	For the Year Ended
	2018	2017
	(In thousands, except share and per share data)
Numerator:
Net loss	$(8,643)	$(26,414)
Net Loss attributable to Series A Preferred Stock (a)	(121)	(3,915)

Numerator for basic EPS—loss attributable to common stockholders	$(8,522)	$(22,499)

Effect of dilutive securities:
Deduct change in fair value of warrant liability	$(20,601)	$—

Numerator for diluted EPS—loss attributable to common stockholders after assumed conversions	$(29,123)	$(22,499)
Denominator:
Weighted-average number of common shares used in loss per share—basic	36,398,450	22,669,819
Effect of dilutive securities:
Nonparticipating warrants	691,747	—

Denominator for diluted EPS—adjusted weighted average shares	37,090,197	22,669,819

Loss per share—basic	$(0.23)	$(0.99)

Loss per share—diluted	$(0.79)	$(0.99)

(a)	The Series A Preferred Stock participates in income and losses

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive (in common stock equivalent shares):

	As of December 31,
	2018	2017
Unvested restricted stock and options to purchase common stock	3,339,471	2,158,348
Series A preferred stock unconverted	177,996	2,046,957
Warrants exercisable into common stock	—	13,633,070